Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,319,541	$ 1,194,407
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	339,325	307,501
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	227,215	212,331
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 753,001	$ 674,575